Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Operating Lease Costs
The components of operating lease costs for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
Operating lease costs	$4,370	$2,976
Variable lease costs(1)	976	905
Short-term lease costs	39	140
Total lease costs	$5,385	$4,021
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(1)Primarily includes common area maintenance and other service charges for leases in which we pay a proportionate share of those costs as we have elected to not separate lease and non-lease components for our office leases.
Supplemental cash flow information related to our leases was as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
Cash paid for amounts included in the measurement of operating lease liabilities	$3,433	$2,654
Right-of-use assets obtained in exchange for operating lease liabilities	5,765	2,278

Lease Liabilities
Maturities of our operating lease liabilities as of December 31, 2020 were as follows:

December 31, 2020
(in thousands)
2021	$3,747
2022	3,181
2023	2,642
2024	2,357
2025	1,944
Thereafter	7,653
Total minimum lease payments	21,524
Less: imputed interest	(4,022)
Present value of operating lease liabilities	$17,502

Schedule of Rent Expense	Prior to our adoption of ASC 842, rent expense was as follows:

Year Ended December 31,
2018
(in thousands)
Rent expense	$3,473